UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number		811-7303

Global Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of Principal Executive Offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(Registrant’s Telephone Number, Including Area Code)		(617) 482-8260

Date of Fiscal Year End	August 31

Date of Reporting Period	May 31, 2006

Item 1. Schedule of Investments

Global Growth Portfolio                                                                                                                         as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.9%

Security	Shares	Value
Airlines — 0.7%
AMR Corp. (1)	7,000	$172,620
Gol Linhas Aereas Inteligentes SA ADR	12,000	375,120
		$547,740
Automobiles — 1.9%
Honda Motor Co., Ltd. ADR	14,000	462,420
Toyota Motor Corp.	20,200	1,085,125
		$1,547,545
Beverages — 1.2%
Diageo PLC ADR	5,000	330,950
Fomento Economico Mexicano SA de CV ADR (1)	7,500	643,425
		$974,375
Biotechnology — 1.4%
Celgene Corp. (1)	27,000	1,119,150
		$1,119,150
Building Products — 0.0%
Goodman Global, Inc. (1)	1,209	20,493
		$20,493
Capital Markets — 4.4%
Deutsche Bank AG	2,000	229,320
E*Trade Financial Corp. (1)	58,000	1,407,660
Mitsubishi UFJ Securities Co., Ltd.	13,000	184,188
Nomura Holdings, Inc.	30,000	593,021
UBS AG	10,500	1,193,339
		$3,607,528
Chemicals — 0.0%
Arkema ADR (1)	375	13,487
		$13,487
Commercial Banks — 7.9%
Anglo Irish Bank Corp. PLC	16,000	249,988
Australia and New Zealand Banking Group, Ltd.	15,000	300,156
Banco Bilbao Vizcaya Argentaria SA ADR	15,000	311,250
Banco Santander Central Hispano SA ADR	16,000	231,200
Bank of Ireland	14,000	250,568
Barclays PLC ADR	16,000	741,600
BNP Paribas SA	3,200	299,264
Commerzbank AG	20,000	755,477
Danske Bank A/S	5,700	218,230
DBS Group Holdings, Ltd.	30,000	330,916

HBOS PLC	10,000	$171,147
HSBC Holdings PLC	40,000	695,077
Mitsubishi UFJ Financial Group, Inc. ADR	92,000	1,265,920
Shinsei Bank, Ltd.	50,000	334,435
Societe Generale	2,200	340,075
		$6,495,303
Communications Equipment — 1.9%
Nokia Oyj	20,000	429,400
Research in Motion, Ltd. (1)	17,264	1,120,261
		$1,549,661
Computer Peripherals — 1.3%
Apple Computer, Inc. (1)	17,200	1,028,044
Palm, Inc. (1)	3,000	49,440
		$1,077,484
Construction & Engineering — 0.4%
Vinci SA	4,000	368,718
		$368,718
Consumer Finance — 1.1%
Orix Corp.	3,000	870,391
		$870,391
Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc. (1)	2,800	99,680
DeVry, Inc. (1)	23,500	575,750
ITT Educational Services, Inc. (1)	2,500	162,500
		$837,930
Diversified Financial Services — 1.2%
Fortis	7,000	255,699
ING Groep N.V. ADR	19,600	768,516
		$1,024,215
Diversified Telecommunication Services — 1.8%
BT Group PLC ADR	23,000	1,020,280
Philippine Long Distance Telephone Co. ADR	12,000	451,920
		$1,472,200
Electric Utilities — 2.6%
British Energy Group PLC (1)	57,000	739,264
E.ON AG ADR	5,000	192,250
Endesa, SA	15,000	503,946
Enel SPA	33,000	294,890
Iberdrola SA	6,000	192,999
Scottish and Southern Energy PLC	9,000	190,467
		$2,113,816

Electronic Equipment & Instruments — 0.4%
CPI International, Inc. (1)	9,901	$168,317
Photon Dynamics, Inc. (1)	11,470	182,946
		$351,263
Energy Equipment & Services — 1.9%
Acergy SA ADR (1)	55,000	840,950
Dresser-Rand Group, Inc. (1)	11,140	269,142
Pride International, Inc. (1)	7,500	242,625
Transocean, Inc. (1)	2,750	223,768
		$1,576,485
Food & Staples Retailing — 1.0%
AEON Co., Ltd.	37,000	795,477
		$795,477
Food Products — 0.4%
Nestle SA	1,200	359,286
		$359,286
Health Care Equipment & Supplies — 0.9%
Dexcom, Inc. (1)	6,000	116,760
Mentor Corp.	15,000	605,850
		$722,610
Health Care Providers & Services — 1.5%
Caremark Rx, Inc.	4,000	191,880
DaVita, Inc. (1)	5,000	264,800
Henry Schein, Inc. (1)	11,000	506,990
Matria Healthcare, Inc. (1)	9,500	274,170
		$1,237,840
Health Care Technology — 0.5%
Per-Se Technologies, Inc. (1)	16,000	398,720
		$398,720
Hotels, Restaurants & Leisure — 3.1%
AEON Fantasy Co., Ltd.	28	1,044
Burger King Holdings, Inc. (1)	7,557	141,316
CKE Restaurants, Inc.	13,000	218,010
Intrawest Corp.	12,200	396,256
Krispy Kreme Doughnuts, Inc. (1)	13,000	122,590
Six Flags, Inc.	204,500	1,717,800
		$2,597,016

Household Durables — 1.1%
LG Electronics, Inc.	4,970	$360,184
Sealy Corp. (1)	13,243	173,881
Sekisui House, Ltd.	29,000	410,780
		$944,845
Industrial Conglomerates — 1.2%
Keppel Corp., Ltd.	120,000	1,030,214
		$1,030,214
Insurance — 3.8%
Admiral Group PLC	54,000	637,281
Aviva PLC	20,000	277,583
Axa ADR	27,200	945,200
Muenchener Rueckversicherungs-Gesellschaft AG	1,500	204,014
PartnerRe, Ltd.	10,000	614,200
Prudential PLC	40,000	434,945
		$3,113,223
Internet Software & Services — 2.1%
Google, Inc., Class A (1)	3,600	1,338,552
Greenfield Online, Inc. (1)	15,955	117,269
WebEx Communications, Inc. (1)	7,500	246,375
		$1,702,196
IT Services — 4.4%
CheckFree Corp. (1)	21,980	1,097,461
Gartner, Inc. (1)	40,000	626,000
Kanbay International, Inc. (1)	26,800	370,644
MasterCard, Inc., Class A (1)	10,500	471,870
MoneyGram International, Inc.	25,000	874,500
Ness Technologies, Inc. (1)	17,000	185,470
		$3,625,945
Machinery — 2.5%
KITZ Corp.	22,000	191,840
Komatsu, Ltd.	55,000	1,113,184
Parker Hannifin Corp.	4,800	374,496
Vallourec SA	300	377,519
		$2,057,039
Media — 0.1%
Getty Images, Inc. (1)	1,500	98,505
		$98,505
Metals & Mining — 6.9%
Anglo American PLC ADR	21,000	422,938
BHP Billiton, Ltd. ADR	5,000	216,400
Bolnisi Gold NL	154,865	269,036

Companhia Vale Do Rio Doce ADR	12,000	$468,120
Gabriel Resources, Ltd. (1)	90,000	241,155
Gammon Lake Resources, Inc. (1)	74,000	945,720
Glamis Gold, Ltd. (1)	21,816	836,862
Miramar Mining Corp. (1)	65,000	234,000
NovaGold Resources, Inc. (1)	24,952	316,641
Phelps Dodge Corp.	3,700	317,053
Rio Tinto PLC ADR	4,400	976,800
Teck Cominco, Ltd., Class B	5,800	369,299
Western Copper Corp. (1)	32,000	41,855
		$5,655,879
Multiline Retail — 0.7%
Big Lots, Inc. (1)	15,500	251,410
Saks, Inc.	22,000	353,100
		$604,510
Multi-Utilities — 1.0%
RWE AG	10,000	859,855
		$859,855
Office Electronics — 1.4%
Canon, Inc.	16,900	1,187,629
		$1,187,629
Oil, Gas & Consumable Fuels — 9.8%
BP PLC	70,000	825,652
EnCana Corp.	5,000	252,700
Hess Corp.	15,000	2,250,000
Imperial Energy Corp. PLC (1)	12,000	194,734
Norsk Hydro ASA ADR	16,000	451,200
Parallel Petroleum Corp. (1)	10,775	260,540
Petroleo Brasileiro SA ADR	9,700	740,692
Sibir Energy PLC (1)	21,000	175,689
Statoil ASA ADR	7,000	205,100
SXR Uranium One, Inc. (1)	102,318	899,621
Total SA ADR	15,000	978,150
Valero Energy Corp.	13,500	828,225
		$8,062,303
Personal Products — 0.3%
Herbalife, Ltd. (1)	7,117	279,342
		$279,342

Pharmaceuticals — 4.6%
Adams Respiratory Therapeutics, Inc. (1)	5,000	$231,400
Eisai Co., Ltd.	4,400	201,215
Endo Pharmaceuticals Holdings, Inc. (1)	13,270	389,342
Medicines Co. (The) (1)	12,000	222,000
Novartis AG ADR	5,000	277,400
Roche Holding AG	6,000	937,551
Shire Pharmaceuticals Group PLC ADR	27,500	1,215,225
Takeda Pharmaceutical Co., Ltd.	5,000	325,173
		$3,799,306
Real Estate Management & Development — 0.4%
Sun Hung Kai Properties, Ltd.	30,000	309,979
		$309,979
Road & Rail — 1.1%
Canadian Pacific Railway, Ltd.	13,000	679,900
West Japan Railway Co.	50	213,204
		$893,104
Semiconductors & Semiconductor Equipment — 1.5%
Atheros Communications, Inc. (1)	19,500	430,755
MEMC Electronic Materials, Inc. (1)	8,000	280,160
Micron Technology, Inc. (1)	25,000	414,000
Tessera Technologies, Inc. (1)	3,200	90,368
		$1,215,283
Software — 0.2%
UbiSoft Entertainment SA (1)	4,000	205,991
		$205,991
Specialty Retail — 1.2%
Circuit City Stores, Inc.	8,000	240,320
Men’s Wearhouse, Inc., (The)	8,000	270,960
OfficeMax, Inc.	6,000	247,980
Tweeter Home Entertainment Group, Inc. (1)	37,000	256,410
		$1,015,670
Tobacco — 1.6%
British American Tobacco PLC	15,000	375,304
Japan Tobacco, Inc.	150	537,838
Loews Corp. - Carolina Group	9,000	417,960
		$1,331,102
Trading Companies & Distributors — 2.0%
Mitsubishi Corp.	60,000	1,279,957
Mitsui and Co., Ltd.	25,000	355,976
		$1,635,933

Wireless Telecommunication Services — 3.5%
NII Holdings, Inc. (1)	33,000	$1,797,180
Rogers Communications, Inc., Class B	11,000	459,030
Tim Participacoes SA ADR	17,000	411,910
Vodafone Group PLC ADR	8,000	184,000
		$2,852,120
Total Common Stocks (identified cost $69,011,886)		$74,158,706

Commercial Paper — 4.4%

Security	Principal Amount (000’s omitted)	Value
General Electric Capital Corp., 5.07%, 6/1/06	$1,975	$1,975,000
Prudential Funding, 5.00%, 6/7/06	1,670	1,668,608
Total Commercial Paper (at amortized cost, $3,643,608)		$3,643,608

Short-Term Investments — 6.2%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.08%, 6/1/06	$1,631	$1,631,000
Societe Generale Time Deposit, 5.07%, 6/1/06	3,477	3,477,000
Total Short-Term Investments (at amortized cost, $5,108,000)		$5,108,000
Total Investments — 100.5% (identified cost $77,763,494)		$82,910,314
Other Assets, Less Liabilities — (0.5)%		$(394,005)
Net Assets — 100.0%		$82,516,309

ADR	—	American Depository Receipt
(1)		Non-income producing security.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	44.2%	$36,463,349
Japan	13.3%	10,946,397
United Kingdom	11.6%	9,608,936
Canada	7.8%	6,397,044
France	4.3%	3,528,404
Switzerland	3.4%	2,767,576
Germany	2.7%	2,240,916
Brazil	2.4%	1,995,842
Singapore	1.6%	1,361,130
Spain	1.5%	1,239,395
Luxembourg	1.0%	840,950
Australia	1.0%	785,592
Norway	0.8%	656,300
Mexico	0.8%	643,425
Bermuda	0.7%	614,200
Ireland	0.6%	500,556
Philippines	0.5%	451,920
Finland	0.5%	429,400
Republic of Korea	0.4%	360,184
Hong Kong	0.4%	309,979
Italy	0.4%	294,890
Belgium	0.3%	255,699
Denmark	0.3%	218,230
	100.5%	$82,910,314

The Portfolio did not have any open financial instruments at May 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$77,763,494
Gross unrealized appreciation	$8,039,338
Gross unrealized depreciation	(2,892,518)
Net unrealized appreciation	$5,146,820

The net unrealized appreciation on foreign currency was $6,174.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	July 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	July 25, 2006

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	July 25, 2006